RELATED PARTY TRANSACTIONS - Transactions with Golar Power and Affiliates - Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 895	$ 43,977
Golar Power
Related Party Transaction [Line Items]
Amount due from (to) related party	(6,829)	(5,417)
Golar Power | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	$ (6,829)	$ (5,417)